Mortgage Servicing Rights (Income and Fees from Associated with Mortgage Servicing Asset and Mortgage Loan Subserviced) (Details) - USD ($) $ in Millions	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Servicing Assets at Fair Value [Line Items]
Gain related to the sale of MSRs																$ 2
Net (loss) return on the mortgage servicing assets	$ (11)	$ 9	$ 12	$ 9	$ (2)	$ 2	$ 1	$ 5	$ 16	$ 17	$ 27	$ 31	$ 15	$ (21)	$ 19
Residential first mortgage
Servicing Assets at Fair Value [Line Items]
Total income on mortgage servicing asset, included in net return on mortgage servicing asset																28	$ 24	$ 91
Residential first mortgage loans subserviced for others
Servicing Assets at Fair Value [Line Items]
Total income on mortgage servicing asset, included in net return on mortgage servicing asset	(11)		12											(21)	19
Mortgage servicing rights
Servicing Assets at Fair Value [Line Items]
Net (loss) return on the mortgage servicing assets			2												2
Net return on mortgage servicing asset | Residential first mortgage
Servicing Assets at Fair Value [Line Items]
Servicing fees, ancillary income and late fees																69	69	185
Fair value adjustments																(44)	(69)	(5)
Gain (loss) on MSR derivatives																5	26	(70)
Net transaction costs																(2)	(2)	(19)
Net return on mortgage servicing asset | Residential first mortgage loans subserviced for others
Servicing Assets at Fair Value [Line Items]
Servicing fees, ancillary income and late fees	22		18											60	52
Fair value adjustments	(33)		(24)											(126)	(38)
Gain (loss) on MSR derivatives	(1)		15											44	10
Net transaction costs	1		3											1	5
Loan Administration Income | Residential first mortgage loans subserviced for others
Servicing Assets at Fair Value [Line Items]
Servicing fees, ancillary income and late fees	7		8											21	24	33	28	17
Other servicing charges	(3)		0											(7)	(5)	(7)	(4)	(11)
Total income on mortgage loans subserviced, included in loan administration	$ 4		$ 8											$ 14	$ 19	$ 26	$ 24	$ 6